Securities - Pledged assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Transfers and Servicing [Abstract]
Pledged assets	$ 101,000,000,000	$ 99,000,000,000
Pledged collateral for potential borrowings at the Federal Reserve Discount Window	84,000,000,000	74,000,000,000
Pledged securities	88,000,000,000	90,000,000,000
Pledged loans	8,000,000,000	6,000,000,000
Pledged interest-bearing deposits	2,000,000,000	1,000,000,000
Pledged trading assets	3,000,000,000	2,000,000,000
Pledged assets permitted to be sold or repledged	7,000,000,000	9,000,000,000
Market value of securities that can be sold or repledged	52,000,000,000	47,000,000,000
Fair value of securities received as collateral that have been resold or repledged	17,000,000,000	19,000,000,000
Cash segregated under other regulations	4,000,000,000	6,000,000,000
Securities segregated under other regulations	$ 1,000,000,000	$ 0